BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Basis of Presentation and Significant Accounting Policies [Text Block]
NOTE 2—BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The unaudited condensed consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries, and are prepared in conformity with generally accepted accounting principles in the United States of America (“GAAP”). All significant intercompany balances and transactions have been eliminated in consolidation.

The accompanying condensed consolidated financial statements present the historical capitalization of RSI; changes in capitalization that will result from the reverse recapitalization are not reflected until periods following the reverse recapitalization.

The accompanying unaudited condensed consolidated financial statements have been prepared pursuant to the rules and regulations of the Securities and Exchange Commission (the “SEC”) regarding interim financial reporting. Accordingly, certain information and footnote disclosures required by GAAP for complete financial statements have been condensed or omitted in accordance with such rules and regulations. In the opinion of management, all adjustments (consisting of normal recurring adjustments) considered necessary for a fair presentation have been included. These unaudited condensed consolidated financial statements should be read in conjunction with RSI’s consolidated financial statements for the year ended December 31, 2016, beginning on page F-51 in the Registration Statement on Form S-4, as amended, filed with the SEC by GPIA on September 7, 2017.

The accompanying condensed balance sheet and related disclosures as of December 31, 2016 have been derived from RSI’s audited financial statements. The Company’s financial condition as of September 30, 2017 and operating results for the nine months ended September 30, 2017 are not necessarily indicative of the financial condition and results of operations that may be expected for any future interim period or for the year ending December 31, 2017.

Liquidity

As of September 30, 2017, the Company had available cash, cash equivalents and restricted cash of $15.6 million. As discussed in Notes 1 and 11, on October 10, 2017 the Company completed the business combination with GPIA which resulted in net cash proceeds of approximately $25.9 million after payment of transaction costs amounting to approximately $11.5 million and a pay down of $5.0 million of mandatory trigger event exit fees due to the Origination Agent as required by the sixth amendment to the Credit Facility (the “Sixth Amendment”). After giving effect to the Sixth Amendment as discussed in Note 11, the Company has cash obligations related to its Credit Facility that are due within the next 12 months for principal, interest and other fees of $30.9 million. Additionally, the Company is obligated to make operating and capital lease payments of $5.7 million that are due within the next 12 months. The Company believes that current cash, cash equivalents, restricted cash and future cash flow from operating activities will be sufficient to meet the Company’s anticipated cash needs, including working capital needs, capital expenditures and various contractual obligations for at least 12 months from the issuance date of these financial statements.

Emerging Growth Company

Since GPIA is the legal acquirer, upon completion of the business combination discussed in Notes 1 and 11, the Company will become an “emerging growth company,” as defined in Section 2(a) of the Securities Act, as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the auditor attestation requirements of Section 404 of the Sarbanes-Oxley Act of 2002 (the “Sarbanes-Oxley Act”), reduced disclosure obligations regarding executive compensation, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and shareholder approval of any golden parachute payments not previously approved.

Further, section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”)) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such election to opt out is irrevocable. GPIA previously elected not to opt out of such extended transition period which means that when a standard is issued or revised, and it has different application dates for public or private companies, the Company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s financial statements with another public company which is neither an emerging growth company nor an emerging growth company which has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.

Significant Accounting Policies

The significant accounting policies followed by the Company are set forth in Note 2 to RSI’s consolidated financial statements for the year ended December 31, 2016, beginning on page F-51 in the Registration Statement on Form S-4, as amended, filed with the SEC by GPIA on September 7, 2017. For the nine months ended September 30, 2017, there were no significant changes in the Company’s estimates and critical accounting policies.

Use of Estimates

The preparation of financial statements and related disclosures in conformity with GAAP requires the Company to make judgments, assumptions, and estimates that affect the amounts reported in its consolidated financial statements and accompanying notes. The Company bases its estimates and assumptions on current facts, historical experience, and various other factors that it believes are reasonable under the circumstances, to determine the carrying values of assets and liabilities that are not readily apparent from other sources. The Company’s significant accounting estimates include, but are not necessarily limited to, revenue recognition, allowance for doubtful accounts, valuation of stock options, warrants and embedded derivatives, useful lives of property and equipment for depreciation expense, deferred income taxes and related valuation allowances, and evaluation and measurement of contingencies. To the extent there are material differences between the Company’s estimates and the actual results, the Company’s future consolidated results of operation may be affected.

Recent Accounting Pronouncements

Recently Adopted Standards. The following recently issued accounting standard was adopted effective January 1, 2017:

In March 2016, the Financial Accounting Standards Board (FASB) issued ASU No. 2016-09, Improvements to Employee Share-Based Payment, aimed at simplifying the accounting for share-based transactions. The standard included modifications to the accounting for income taxes upon vesting or settlement of equity awards, employer tax withholding on share-based compensation and financial statement presentation of excess tax benefits. The standard also provides an alternative on incorporating forfeitures in share-based compensation. The adoption of ASU No. 2016-09 did not have a material impact on the Company’s consolidated financial statements. The Company decided to maintain its current practice of estimating forfeitures in accounting for stock-based compensation.

Standards Required to be Adopted in Future Years. The following recently issued accounting standards are not yet effective; the Company is assessing the impact these standards will have on its consolidated financial statements, as well as the method of adoption and period in which adoption is expected to occur:

In May 2014, the FASB issued Accounting Standards Update (“ASU”) No. 2014-09, Revenue from Contracts with Customers, which supersedes nearly all existing revenue recognition standards under U.S. GAAP. The new standard provides a five-step process for recognizing revenue that depicts the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. The new standard also requires expanded qualitative and quantitative disclosures related to the nature, amount, timing and uncertainty of revenue and cash flows arising from contracts with customers. The new standard is effective for the Company beginning in the first quarter of fiscal 2019, and is to be applied either retrospectively to each prior reporting period presented or retrospectively with the cumulative effect of initially applying it recognized at the date of initial adoption. Management is currently reviewing historical contracts to quantify the impact that the adoption of the standard will have on specific performance obligations, as well as the recognition of costs related to obtaining customer contracts. Management has not completed its evaluation to determine the impact and method that adoption of this standard will have on the Company’s consolidated financial statements.

In February 2016, the FASB issued ASU No. 2016-02, Leases, which require organizations that lease assets (“lessees”) to recognize on the balance sheet the assets and liabilities for the rights and obligations created by those leases with lease terms of more than 12 months. Under the new standard, both finance and operating leases will be required to be recognized on the balance sheet. Additional quantitative and qualitative disclosures, including significant judgments made by the management, will also be required. The new standard will be effective for the Company beginning in the first quarter of 2020, assuming the Company would still qualify as an emerging growth company as noted above. Early adoption is permitted. However, the new standard must be adopted retrospectively to each prior reporting period presented upon initial adoption. Management has not completed its evaluation to determine the impact that adoption of this standard will have on the Company’s consolidated financial statements.

NOTE 2-SIGNIFICANT ACCOUNTING POLICIES

Use of Estimates

The preparation of financial statements and related disclosures in conformity with U.S. GAAP requires the Company to make judgments, assumptions, and estimates that affect the amounts reported in its consolidated financial statements and accompanying notes. The Company bases its estimates and assumptions on current facts, historical experience, and various other factors that it believes are reasonable under the circumstances, to determine the carrying values of assets and liabilities that are not readily apparent from other sources. The Company’s significant accounting estimates include, but are not necessarily limited to, revenue recognition, allowance for doubtful accounts, valuation of stock options, derivatives and warrants, useful lives for depreciation and amortization, deferred income taxes and related valuation allowances, and evaluation and measurement of contingencies. To the extent there are material differences between the Company’s estimates and the actual results, the Company’s future consolidated results of operation may be affected.

Risks and Uncertainties

Inherent in the Company’s business are various risks and uncertainties, including its limited operating history in a rapidly changing industry. These risks include the Company’s ability to manage its rapid growth and its ability to attract new customers and expand sales to existing customers, risks related to the litigation with Oracle Corporation as described in Note 9, as well as other risks and uncertainties. In the event that the Company does not successfully execute its business plan, certain assets may not be recoverable, certain liabilities may not be paid and investments in its capital stock may not be recoverable. The Company’s success depends upon the acceptance of its expertise in providing services, development of sales and distribution channels, and its ability to generate significant revenue from the use of this expertise.

Segments

The Company’s chief operating decision maker (the “CODM”), who is the Company’s Chief Executive Officer, allocates resources and assesses performance based on financial information of the Company. The CODM reviews financial information presented on an entity-level basis for purposes of making operating decisions and assessing financial performance. The entity-level financial information is identical to the information presented in the accompanying consolidated statements of operations and comprehensive loss. Accordingly, the Company has determined that it operates in a single operating and reportable segment.

Cash, Cash Equivalents and Restricted Cash

All highly liquid investments purchased with an original maturity of three months or less that are freely available for the Company’s immediate and general business use are classified as cash and cash equivalents. Cash and cash equivalents consist primarily of demand deposits with financial institutions.

Payments received from customers are initially deposited in cash accounts controlled by an agent of the Company’s lenders under the credit facility discussed in Note 5. Restricted cash also includes demand deposits that are pledged as collateral for corporate credit card debts. On a monthly basis, the Company submits a request to release the restricted funds and upon approval, the funds are transferred to the Company’s bank accounts that are classified as cash and cash equivalents.

Property and Equipment

Property and equipment are recorded at cost less accumulated depreciation. Depreciation is calculated using the straight-line method over the estimated useful life of the following assets:

Years
Computer equipment	1-3
Furniture and fixtures	3-7
Capitalized software costs	3
Leasehold improvements	Up to 8 years, not to exceed lease term

Maintenance and repairs are expensed as incurred. Application development costs related to internal use software projects are capitalized and included in property and equipment on the consolidated balance sheets. Preliminary planning activities and post implementation activities for internal use software projects are expensed as incurred. Construction-in-progress primarily consists of computer equipment and leasehold improvements that have not yet been placed to service for their intended use. Depreciation commences once it is placed in service for its intended use.

Impairment of Long-lived Assets

Long-lived assets are reviewed for impairment whenever events or changes in circumstances indicate the carrying amount of an asset may not be recoverable. Impairment exists for property and equipment and other long term assets if the carrying amounts of such assets exceed the estimates of future net undiscounted cash flows expected to be generated by such assets. Impairment for software intangible assets is based upon a net realizable value assessment. An impairment charge is recognized by the amount by which the carrying amount of the asset, or asset group, exceeds its fair value. No impairment of long-lived assets occurred in the years presented.

Debt Issuance Costs and Discounts

Debt issuance costs are costs incurred to obtain new debt financing and consist of incremental direct costs incurred for professional fees and due diligence services, including reimbursement of similar costs incurred by the lenders. Debt issuance costs are allocated proportionately between funded and unfunded portions of debt. Amounts paid to the lenders when a financing is consummated are a reduction of the proceeds and are treated as a debt discount. Debt issuance costs and discounts related to funded debt are presented in the accompanying consolidated balance sheet as a reduction in the carrying value of the debt and are accreted to interest expense using the effective interest method. When we make mandatory prepayments of principal under the Credit Facility, we write-off a proportional amount of unaccreted debt discount and issuance costs in relation to the total debt obligations under the Credit Facility. Debt issuance costs related to unfunded debt is presented in the accompanying consolidated balance sheet as a long-term asset and are amortized using the straight-line method over the contractual term of the debt agreement. Unamortized deferred debt issue costs are not charged to expense when the related debt becomes a demand obligation so long as it is probable that the lenders will either waive the violation of terms or will agree to amend or restructure the terms of the indebtedness. If either circumstance is probable, the deferred debt issuance costs continue to be amortized over the remaining term of the initial amortization period. If it is not probable, the costs will be charged to expense.

Deferred Offering Costs

Commissions, legal fees and other costs that are directly associated with equity offerings are capitalized as deferred offering costs, pending a determination of the success of the offering. Deferred offering costs related to successful offerings are charged to stockholders’ deficit in the period it is determined that the offering was successful. Deferred offering costs related to unsuccessful equity offerings are recorded as expense in the period when it is determined that an offering is unsuccessful. The Company expensed the costs related to an unsuccessful offering in 2014.

Revenue Recognition

Revenue is derived from support services, and to a lesser extent, software licensing and related maintenance and professional services. A substantial majority of revenue is from support services, and revenue from other sources has been minimal to date. Revenue is recognized when all the following criteria are met:

⋅	Persuasive evidence of an arrangement exists. The Company generally relies on a written sales contract to determine the existence of an arrangement.

⋅
Delivery has occurred. The Company considers delivery to have occurred over the contractual term when support service is available to the customer in the manner prescribed in the contractual arrangement, and when there are no further additional performance or delivery obligations.

⋅	Fee is fixed or determinable. The Company assesses whether the sales price is fixed or determinable based on the payment terms and whether the sales price is subject to refund or adjustment.

⋅
Collection is reasonably assured. Collection is deemed probable if the Company expects that the customer will be able to pay amounts under the arrangement as payments become due. Previous uncollectable receivables have not had a material impact on the consolidated financial statements for the periods presented

The Company recognizes its support services revenue provided on third-party software in accordance with Accounting Standards Codification (ASC) 605, Revenue Recognition, and SEC Staff Accounting Bulletin (SAB) 104, Revenue Recognition. Pricing for support services is generally established on a per-customer basis as set forth in the arrangements. The non-cancellable terms of the Company’s support services arrangements generally range from one to three years and in most cases, include an extended initial support service period of generally three to six months. This results in a discounted fee for the initial support service period. For such arrangements, revenue is limited to the amount that is not contingent upon the future delivery of support services whereby each annual billing period is recognized on a straight-line basis over the respective annual support service period. For arrangements not subject to this contingent revenue limitation, the total arrangement fee is recognized as revenue on a straight-line basis over the non-cancellable term.

In certain circumstances the Company enters into arrangements with multiple elements, comprised of support services for multiple third-party software platforms and to a much lesser extent professional services and software licensing and related maintenance support. When the Company enters into multiple element arrangements, these arrangements are evaluated to determine if the multiple elements consist of more than one unit of accounting and can be separated accordingly. Based on separation criteria under U.S. GAAP, deliverables in multiple element arrangements can be segregated into separate units of accounting if they have value to the customer on a standalone basis. The items have value on a standalone basis if they are sold separately by any vendor or the customer could resell the delivered items on a standalone basis. If the sales arrangement includes a general right of return relative to the delivered item, delivery or performance of the undelivered items are considered probable and substantially in the control of the vendor. If deliverables can be separated into individual units of accounting, then the Company allocates consideration at the inception of an arrangement to all deliverables based on the relative selling price method in accordance with the selling price hierarchy, which includes: (i) vendor-specific objective evidence (“VSOE”) if available; (ii) third-party evidence (“TPE”) if VSOE is not available, and (iii) best estimate of selling price (“BESP”) if neither VSOE nor TPE is available. Revenue from each deliverable is recognized when all requirements are met for that specific deliverable. If deliverables cannot be separated into separate units of accounting, then the arrangement will be accounted for as a single unit of accounting and revenue will be recognized when all requirements are met for all deliverables within the arrangement.

In determining VSOE, accounting guidance requires that a substantial majority of the standalone selling prices for these products fall within a reasonably narrow pricing range. The Company has not established VSOE due to lack of pricing consistency. The Company has also concluded that TPE is not a practical alternative due to differences in its service offerings compared to other parties and the availability of relevant third-party-pricing information. Accordingly, the Company establishes BESP primarily by consistently pricing its arrangements following its internal pricing policy of quoting the customers a 50% discount to their current annual support fees they would otherwise pay enterprise software vendors. The Company regularly reviews BESP. Changes in assumptions or judgments or changes to the elements in the arrangement could cause an increase or decrease in the amount of revenue that the Company reports in a particular period.

In a limited number of arrangements, the Company also licenses software and related maintenance services under term-based arrangements. The terms of software licenses and services support are the same, and when support services are terminated, the software license is also terminated. To date software has not been licensed separately, but rather has only been licensed along with service support arrangements. This software is considered essential to the functionality of the support services for these arrangements. The Company applies the provisions of ASC 985-605, Software Revenue Recognition, to these deliverables. Accordingly, all revenue from the software license is recognized over the term of the support services.

Domestic sales taxes of $1.3 million, $1.3 million and $1.9 million for the years ended December 31, 2014, 2015 and 2016, respectively, have not been billed to customers, and have been included in general and administrative costs. Revenue generally includes any taxes withheld by foreign customers and subsequently remitted to governmental authorities in those foreign jurisdictions. Foreign withholding taxes included in revenue amounted to $0.2 million, $0.3 million and $0.5 million for the years ended December 31, 2014, 2015 and 2016, respectively.

Deferred revenue consists of billings issued that are non-cancellable but not yet paid and payments received in advance of revenue recognition. The Company typically invoices its customers at the beginning of the contract term, in annual and multi-year installments. Deferred revenue that is anticipated to be recognized during the succeeding 12-month period is recorded as current deferred revenue and the remaining portion is recorded as long-term deferred revenue.

Allowance for Doubtful Accounts

The Company records a provision for doubtful accounts based on historical experience and a detailed assessment of the collectability of its accounts receivable. In estimating the allowance for doubtful accounts, the Company considers, among other factors, the aging of the accounts receivable, its historical write-offs, the credit worthiness of customers, and general economic conditions. Account balances are charged off against the allowance when the Company believes that it is probable that the receivable will not be recovered. Actual write-offs may either be in excess or less than the estimated allowance.

Advertising

Advertising costs are charged to sales and marketing expense in the period incurred.

Legal Costs

Legal fees and costs are charged to general and administrative expense as incurred, other than legal fees and costs that are accounted for as deferred offering costs and debt issuance costs.

Loss Contingencies

The Company is subject to the possibility of various loss contingencies arising in the ordinary course of business. An estimated loss contingency is accrued when it is probable that an asset has been impaired or a liability has been incurred and the amount of loss can be reasonably estimated. If some amount within a range of loss appears to be a better estimate than any other amount within the range, the Company accrues that amount. Alternatively, when no amount within a range of loss appears to be a better estimate than any other amount, the Company accrues the lowest amount in the range. If the Company determines that a loss is reasonably possible and the range of the loss is estimable, then the Company discloses the range of the possible loss. If the Company cannot estimate the range of loss, it will disclose the reason why it cannot estimate the range of loss. The Company regularly evaluates current information available to it to determine whether an accrual is required, an accrual should be adjusted and if a range of possible loss should be disclosed.

Stock-Based Compensation and Warrant Expense

The Company measures the cost of employee and director services received in exchange for all equity awards granted, including stock options, based on the fair market value of the award as of the grant date. The Company computes the fair value of options using the Black-Scholes-Merton (“BSM”) option pricing model. The Company recognizes the cost of the equity awards over the period that services are provided to earn the award, usually the vesting period. For awards granted which contain a graded vesting schedule, and the only condition for vesting is a service condition, compensation cost is recognized as an expense on a straight-line basis over the requisite service period as if the award was, in substance, a single award. Stock-based compensation expense is recognized based on awards ultimately expected to vest whereby estimates of forfeitures are based upon historical experience.

In addition, the Company also utilizes the BSM option-pricing model to estimate the fair value of warrants granted to one of its stockholders in 2014. The fair value of such warrants is charged to expense on a straight-line basis over the requisite service period. For warrants where a performance commitment date has not been established, the fair value is adjusted periodically until the commitment date occurs.

Embedded Derivatives

When the Company enters into a financial instrument such as a debt or equity agreement (the “host contract”), the Company assesses whether the economic characteristics of any embedded features are clearly and closely related to the primary economic characteristics of the remainder of the host contract. When it is determined that (i) an embedded feature possesses economic characteristics that are not clearly and closely related to the primary economic characteristics of the host contract, and (ii) a separate, stand-alone instrument with the same terms would meet the definition of a financial derivative instrument, then the embedded feature is bifurcated from the host contract and accounted for as a derivative instrument. The estimated fair value of the derivative feature is recorded separately from the carrying value of the host contract, with subsequent changes in the estimated fair value recorded as a non-operating gain or loss in the Company’s consolidated statements of operations.

Beneficial Conversion Features

A beneficial conversion feature is a non-detachable conversion feature that is “in the money” at the commitment date, which requires recognition of a deemed dividend. A conversion option is in the money if the conversion price is lower than the fair value of a share into which it is convertible.

Income Taxes

The Company accounts for income taxes under the asset and liability method. Under this method, deferred tax assets and liabilities are determined based on differences between financial reporting and tax bases of assets and liabilities and are measured using enacted tax rates and laws that are expected to be in effect when the differences are expected to be recovered or settled. Realization of deferred tax assets is dependent upon future taxable income. A valuation allowance is recognized if it is more likely than not that some portion or all of a deferred tax asset will not be realized based on the weight of available evidence, including expected future earnings.

The Company recognizes an uncertain tax position in its financial statements when it concludes that a tax position is more likely than not to be sustained upon examination based solely on its technical merits. Only after a tax position passes the first step of recognition will measurement be required. Under the measurement step, the tax benefit is measured as the largest amount of benefit that is more likely than not to be realized upon effective settlement. This is determined on a cumulative probability basis. The full impact of any change in recognition or measurement is reflected in the period in which such change occurs. Interest and penalties related to income taxes are recognized in the provision for income taxes.

Foreign Currency Translation

The Company’s reporting currency is the U.S. Dollar, while the functional currencies of its foreign subsidiaries are their respective local currencies. The asset and liability accounts of the foreign subsidiaries are translated from their local currencies at the exchange rates in effect on the balance sheet date. Revenue and expenses are translated at average rates of exchange prevailing during the period. Gains and losses resulting from the translation of the subsidiary balance sheets are recorded net of tax as a component of accumulated other comprehensive loss. Gains and losses from foreign currency transactions are recorded in other income and expense in the consolidated statements of operations and comprehensive loss. The tax effect has not been material to date.

Loss Per Share

Basic net loss per share is computed by dividing the net loss by weighted average number of common shares outstanding for each fiscal period presented. Diluted net loss per common share is computed by giving effect to all potential shares of common stock, including convertible preferred stock, stock options and warrants, to the extent dilutive. Preferred stock shares participate in dividends but are not considered participating securities when there is a net loss because the holders do not have a contractual obligation to share in the losses.

Recent Accounting Pronouncements

Standards Required to be Adopted in Future Years. The following recently issued accounting standards are not yet effective; the Company is assessing the impact these standards will have on its consolidated financial statements, as well as the method of adoption and period in which adoption is expected to occur:

In March 2016, the Financial Accounting Standards Board (FASB) issued ASU No. 2016-09, Improvements to Employee Share-Based Payment, aimed at simplifying the accounting for share-based transactions. The update included modifications to the accounting for income taxes upon vesting or settlement of equity awards, employer tax withholding on share-based compensation and financial statement presentation of excess tax benefits. The update also provides an alternative on incorporating forfeitures in share-based compensation. The Company adopted ASU No. 2016-09 effective January 1, 2017. The impact of adoption did not have a material effect on the Company’s consolidated financial statements, and the Company will maintain its current practice of estimating forfeitures in accounting for stock-based compensation.

In February 2016, the FASB issued ASU No. 2016-02, Leases, which requires organizations that lease assets (“lessees”) to recognize on the balance sheet the assets and liabilities for the rights and obligations created by those leases with lease terms of more than 12 months. Under the new guidance, both finance and operating leases will be required to be recognized on the balance sheet. Additional quantitative and qualitative disclosures, including significant judgments made by the management, will also be required. For public entities, the new guidance will be effective in fiscal years, and interim periods within those fiscal years beginning after December 15, 2018. For other entities, the new guidance is effective for fiscal years, and interim periods within those fiscal years beginning after December 15, 2019. Early adoption is permitted. However, the new guidance must be adopted retrospectively to each prior reporting period presented upon initial adoption. Management has not completed its evaluation to determine the impact that adoption of this standard will have on the Company’s consolidated financial statements.

In May 2014, the FASB issued ASU No. 2014-09, Revenue from Contracts with Customers, which supersedes nearly all existing revenue recognition guidance under U.S. GAAP. The new guidance provides a five-step process for recognizing revenue that depicts the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. The new guidance also requires expanded qualitative and quantitative disclosures related to the nature, amount, timing and uncertainty of revenue and cash flows arising from contracts with customers. The new guidance is effective for public companies with annual reporting periods beginning after December 31, 2017, and is to be applied either retrospectively to each prior reporting period presented or retrospectively with the cumulative effect of initially applying it recognized at the date of initial adoption. Early adoption is permitted for all entities but not before the original effective date for public entities. The guidance is effective for private companies with annual reporting periods beginning after December 15, 2018, with the option of adopting early at the same time as public companies. Management is currently reviewing historical contracts to quantify the impact that the adoption of the standard will have on specific performance obligations, as well as the recognition of costs related to obtaining customer contracts. Management has not completed its evaluation to determine the impact and method that adoption of this standard will have on the Company’s consolidated financial statements.

Recently Adopted Standards. The following recently issued accounting standards were adopted during the year ended December 31, 2016:

In November 2016, the FASB issued Accounting Standards Update (ASU) No. 2016-18, Statement of Cash Flows - Restricted Cash, which require entities that have restricted cash or restricted cash equivalents to reconcile the change during the period in the total cash, cash equivalents, and amounts generally described as restricted cash or restricted cash equivalents in its statement of cash flows. As a result, amounts generally described as cash and restricted cash equivalents should be included with cash and cash equivalents shown on the statement of cash flows. As permitted by ASU No. 2016-18, the Company elected to adopt this standard during 2016 using the retrospective transition method. As discussed in Note 4, the adoption did not have a material impact on the Company’s previously reported consolidated statements of cash flows for the years ended December 31, 2014 and 2015.

In August 2014, the FASB issued ASU No. 2014-15, Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern that requires management to evaluate whether there are conditions and events that raise substantial doubt about the Company’s ability to continue as a going concern within one year after the financial statements are issued on both an interim and annual basis. Management is required to provide certain footnote disclosures if it concludes that substantial doubt exists or when its plans alleviate substantial doubt about the Company’s ability to continue as a going concern. The Company adopted ASU No. 2014-15 during the fourth quarter of 2016 and the adoption did not have an impact on its consolidated financial statements.

In April 2015, the FASB issued ASU No. 2015-05, Customer’s Accounting for Fees Paid in a Cloud Computing Arrangement, which provides guidance to customers on whether a cloud computing arrangement includes a software license. If so, then the customer should account for the software license element of the arrangement consistent with the acquisition of other software licenses. If a cloud computing arrangement does not include a software license, the customer should account for the arrangement as a service contract. The Company adopted ASU No. 2015-05 during the first quarter of 2016 and the adoption did not have an impact on its consolidated financial statements.

During 2015, the FASB issued ASU No. 2015-03, Simplifying the Presentation of Debt Issuance Costs, and No. 2015-15, Presentation and Subsequent Measurement of Debt Issuance Costs Associated with Line-of-Credit Arrangements, which generally require the presentation of debt issuance costs as a direct deduction from the carrying amount of the related debt liabilities. However, for debt issuance costs related to line-of-credit and similar arrangements, the Company is permitted to continue presenting debt issuance costs as a deferred asset and subsequently amortizing the debt issuance costs ratably over the contractual term of the debt arrangement. The Company adopted ASU No. 2015-03 and ASU 2015-15 during the first quarter of 2015. As  a result of the adoption of these standards, as discussed in Note 5, the allocable debt issuance costs related to the funded portion of the Credit Facility (defined below) are presented as a reduction of the carrying value of the debt, and the allocable debt issuance costs related to the unfunded portion of the Credit Facility are presented as deferred assets.

GP Investments Acquisition Corp [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Basis of Presentation and Significant Accounting Policies [Text Block]
NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of presentation

The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) for interim financial information and in accordance with the instructions to Form 10-Q and Article 10 of Regulation S-X of the U.S. Securities and Exchange Commission (the “SEC”). Certain information or footnote disclosures normally included in financial statements prepared in accordance with GAAP have been condensed or omitted, pursuant to the rules and regulations of the SEC for interim financial reporting. Accordingly, they do not include all the information and footnotes necessary for a comprehensive presentation of financial position, results of operations, or cash flows. In the opinion of management, the accompanying unaudited condensed consolidated financial statements include all adjustments, consisting of a normal recurring nature, which are necessary for a fair presentation of the financial position, operating results and cash flows for the periods presented.

The accompanying unaudited condensed consolidated financial statements should be read in conjunction with the Company’s Annual Report on Form 10-K for the year ended December 31, 2016 as filed with the SEC, which contains the audited financial statements and notes thereto. The financial information as of December 31, 2016 is derived from the audited financial statements presented in the Company’s Annual Report on Form 10-K for the year ended December 31, 2016. The interim results for the nine months ended September 30, 2017 are not necessarily indicative of the results to be expected for the year ending December 31, 2017 or for any future interim periods.

As discussed in Note 1, on October 10, 2017 the Company domesticated as a Delaware corporation whereby each issued and outstanding ordinary share, par value $0.0001 per share, of the Company prior to its domestication converted automatically by operation of law, on a one-for-one basis, into shares of common stock, par value $0.0001 per share. Pursuant to the domestication, the Company has authority to issue up to 1,000,000,000 shares of common stock and up to 100,000,000 shares of preferred stock. As a result of this change in capital structure, disclosures in the accompanying condensed consolidated financial statements have been restated to give retroactive effect to the domestication as a Delaware corporation.

Principles of Consolidation

The unaudited condensed consolidated financial statements include the accounts of the Company and its wholly-owned subsidiary, Let’s Go. All significant intercompany balances and transactions have been eliminated in consolidation.

Emerging growth company

The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act, as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the auditor attestation requirements of Section 404 of the Sarbanes-Oxley Act of 2002 (the “Sarbanes-Oxley Act”), reduced disclosure obligations regarding executive compensation in our periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and shareholder approval of any golden parachute payments not previously approved.

Further, section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”)) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s financial statements with another public company which is neither an emerging growth company nor an emerging growth company which has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.

Use of estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.

Making estimates requires management to exercise significant judgment. It is at least reasonably possible that the estimate of the effect of a condition, situation or set of circumstances that existed at the date of the financial statements, which management considered in formulating its estimate, could change in the near term due to one or more future events. Accordingly, the actual results could differ significantly from those estimates.

Cash and cash equivalents

The Company considers all short-term investments with an original maturity of three months or less when purchased to be cash equivalents. The Company did not have any cash equivalents as of September 30, 2017 or December 31, 2016.

Cash and marketable securities held in Trust Account

The amounts held in the Trust Account are classified as restricted assets since such amounts can only be used by the Company in connection with the consummation of a Business Combination or to satisfy shareholder redemption requests. As of September 30, 2017, cash and marketable securities held in the Trust Account consisted of $158,208,595 in cash and money market funds.

Shares subject to possible redemption

The Company accounts for its shares subject to possible redemption in accordance with the guidance in Accounting Standards Codification (“ASC”) Topic 480 “Distinguishing Liabilities from Equity.” Shares subject to mandatory redemption (if any) are classified as a liability instrument and are measured at fair value. Conditionally redeemable shares (including shares that feature redemption rights that are either within the control of the holder or subject to redemption upon the occurrence of uncertain events not solely within the Company’s control) are classified as temporary equity. At all other times, shares are classified as shareholders’ equity. The Company’s shares feature certain redemption rights that are considered to be outside of the Company’s control and subject to occurrence of uncertain future events. Accordingly, at September 30, 2017 and December 31, 2016, the shares subject to possible redemption are presented as temporary equity, outside of the shareholders’ equity section of the Company’s balance sheet.

Income taxes

The Company complies with the accounting and reporting requirements of ASC Topic 740, “Income Taxes,” which requires an asset and liability approach to financial accounting and reporting for income taxes. Deferred income tax assets and liabilities are computed for differences between the financial statement and tax bases of assets and liabilities that will result in future taxable or deductible amounts, based on enacted tax laws and rates applicable to the periods in which the differences are expected to affect taxable income. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

ASC Topic 740 prescribes a recognition threshold and a measurement attribute for the financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more-likely-than-not to be sustained upon examination by taxing authorities. The Company’s management determined that the Cayman Islands is the Company’s only major tax jurisdiction. The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense. As of September 30, 2017 and December 31, 2016, there were no unrecognized tax benefits and no amounts accrued for interest and penalties. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position over the next twelve months.

The Company may be subject to potential examination by U.S. federal, U.S. states or foreign taxing authorities in the areas of income taxes. These potential examinations may include questioning the timing and amount of deductions, the nexus of income among various tax jurisdictions and compliance with U.S. federal, U.S. state and foreign tax laws.

The Company’s tax provision is zero because the Company is organized in the Cayman Islands with no connection to any other taxable jurisdiction. As such, the Company has no deferred tax assets. The Company is considered to be an exempted Cayman Islands Company and, as of September 30, 2017, is not subject to income taxes or income tax filing requirements in the Cayman Islands or the United States.

Net loss per share

The Company complies with accounting and disclosure requirements of ASC Topic 260, “Earnings Per Share.” Net loss per share is computed by dividing net loss by the weighted average number of shares outstanding during the period. Shares subject to possible redemption at September 30, 2017 and 2016 have been excluded from the calculation of basic loss per share since such shares, if redeemed, only participate in their pro rata share of the Trust Account earnings. The Company has not considered the effect of warrants to purchase 14,687,500 shares in the calculation of diluted loss per share, since the exercise of the warrants is contingent upon the occurrence of future events. As a result, diluted loss per share is the same as basic loss per share for the periods presented.

Concentration of credit risk

Financial instruments that potentially subject the Company to concentration of credit risk consist of cash accounts in a financial institution which, at times may exceed the Federal depository insurance coverage of $250,000. At September 30, 2017 and December 31, 2016, the Company had not experienced losses on these accounts and management believes the Company is not exposed to significant risks on such accounts.

Fair value of financial instruments

The fair value of the Company’s assets and liabilities, which qualify as financial instruments under ASC Topic 820, “Fair Value Measurements and Disclosures,” approximates the carrying amounts represented in the accompanying balance sheets, primarily due to their short-term nature.

Recent Accounting Pronouncements

Management does not believe that any recently issued, but not yet effective, accounting pronouncements, if currently adopted, would have a material effect on the Company’s financial statements.

NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of presentation

The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and pursuant to the rules of the Securities and Exchange Commission (“SEC”).

Emerging growth company

The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act, as modified by the Jumpstart our Business Startups Act of 2012, (the “JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the auditor attestation requirements of Section 404 of the Sarbanes-Oxley Act, reduced disclosure obligations regarding executive compensation in our periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and shareholder approval of any golden parachute payments not previously approved.

Further, section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s financial statements with another public company which is neither an emerging growth company nor an emerging growth company which has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.

Use of estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.

Making estimates requires management to exercise significant judgment. It is at least reasonably possible that the estimate of the effect of a condition, situation or set of circumstances that existed at the date of the financial statements, which management considered in formulating its estimate, could change in the near term due to one or more future events. Accordingly, the actual results could differ significantly from those estimates.

Cash and cash equivalents

The Company considers all short-term investments with an original maturity of three months or less when purchased to be cash equivalents. The Company did not have any cash equivalents as of December 31, 2016 and 2015.

Cash and marketable securities held in Trust Account

The amounts held in the Trust Account represent substantially all of the proceeds of the Initial Public Offering and are classified as restricted assets since such amounts can only be used by the Company in connection with the consummation of a Business Combination. As of December 31, 2016, cash and marketable securities held in the Trust Account consisted of $173,051,990 in United States Treasury Bills with a maturity date of 180 days or less.

Ordinary share subject to possible redemption

The Company accounts for its ordinary shares subject to possible redemption in accordance with the guidance in Accounting Standards Codification (“ASC”) Topic 480 “Distinguishing Liabilities from Equity.” Ordinary shares subject to mandatory redemption (if any) are classified as a liability instrument and are measured at fair value. Conditionally redeemable ordinary shares (including ordinary shares that feature redemption rights that are either within the control of the holder or subject to redemption upon the occurrence of uncertain events not solely within the Company’s control) are classified as temporary equity. At all other times, ordinary shares are classified as shareholders’ equity. The Company’s ordinary shares feature certain redemption rights that are considered to be outside of the Company’s control and subject to occurrence of uncertain future events. Accordingly, at December 31, 2016 and 2015, the ordinary shares subject to possible redemption are presented as temporary equity, outside of the shareholders’ equity section of the Company’s balance sheet.

Income taxes

The Company complies with the accounting and reporting requirements of ASC Topic 740, “Income Taxes,” which requires an asset and liability approach to financial accounting and reporting for income taxes. Deferred income tax assets and liabilities are computed for differences between the financial statement and tax bases of assets and liabilities that will result in future taxable or deductible amounts, based on enacted tax laws and rates applicable to the periods in which the differences are expected to affect taxable income. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

ASC Topic 740 prescribes a recognition threshold and a measurement attribute for the financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more-likely-than-not to be sustained upon examination by taxing authorities. The Company’s management determined that the Cayman Islands is the Company’s only major tax jurisdiction. The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense. As of December 31, 2016, there were no amounts accrued for interest and penalties. There were no unrecognized tax benefits as of December 31. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position over the next twelve months.

The Company may be subject to potential examination by U.S. federal, U.S. states or foreign taxing authorities in the areas of income taxes. These potential examinations may include questioning the timing and amount of deductions, the nexus of income among various tax jurisdictions and compliance with U.S. federal, U.S. state and foreign tax laws.

The Company’s tax provision is zero because the Company is organized in the Cayman Islands with no connection to any other taxable jurisdiction. As such, the Company has no deferred tax assets. The Company is considered to be an exempted Cayman Islands Company, and is presently not subject to income taxes or income tax filing requirements in the Cayman Islands or the United States.

Net loss per share

The Company complies with accounting and disclosure requirements of ASC Topic 260, “Earnings Per Share.” Net loss per share is computed by dividing net loss by the weighted average number of ordinary shares outstanding during the period. Ordinary shares subject to possible redemption at December 31, 2016 and 2015 have been excluded from the calculation of basic loss per share since such shares, if redeemed, only participate in their pro rata share of the Trust Account earnings. The Company has not considered the effect of warrants to purchase 14,687,500 ordinary shares in the calculation of diluted loss per share, since the exercise of the warrants is contingent upon the occurrence of future events. As a result, diluted loss per share is the same as basic loss per share for the periods presented.

Concentration of credit risk

Financial instruments that potentially subject the Company to concentration of credit risk consist of cash accounts in a financial institution which, at times may exceed the Federal depository insurance coverage of $250,000. At December 31, 2016, the Company had not experienced losses on these accounts and management believes the Company is not exposed to significant risks on such accounts.

Fair value of financial instruments

The fair value of the Company’s assets and liabilities, which qualify as financial instruments under ASC Topic 820, “Fair Value Measurements and Disclosures” (“ASC 820”), approximates the carrying amounts represented in the accompanying balance sheet, primarily due to their short-term nature.

Recent Accounting Pronouncements

Management does not believe that any recently issued, but not yet effective, accounting pronouncements, if currently adopted, would have a material effect on the Company’s financial statements.